UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.



    [LOGO OMITTED] | Thompson, Siegel & Walmsley, Inc.
                   | INVESTMENT MANAGEMENT





                               THE TS&W PORTFOLIOS
                         THE ADVISORS' INNER CIRCLE FUND


    SEMI-ANNUAL REPORT                                        APRIL 30, 2006
--------------------------------------------------------------------------------




    o  TS&W EQUITY PORTFOLIO
    o  TS&W FIXED INCOME PORTFOLIO
    o  TS&W INTERNATIONAL EQUITY PORTFOLIO






--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             APRIL 30, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter........................................................     1

Statements of Net Assets
  Equity Portfolio........................................................     6
  Fixed Income Portfolio..................................................    11
  International Equity Portfolio..........................................    19

Statements of Operations..................................................    24

Statements of Changes in Net Assets
  Equity Portfolio........................................................    25
  Fixed Income Portfolio..................................................    26
  International Equity Portfolio..........................................    27

Financial Highlights
  Equity Portfolio........................................................    28
  Fixed Income Portfolio..................................................    29
  International Equity Portfolio..........................................    30

Notes to Financial Statements.............................................    31

Disclosure of Portfolio Expenses..........................................    40

Board Considerations in Re-Approving the Advisory Agreement...............    42

--------------------------------------------------------------------------------





The  Portfolios  file their  complete  schedules of portfolio  holdings with the
Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Portfolios' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-4TSW-FUN; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

April 30, 2006

Dear Shareholders:

We are pleased to provide you with our semi-annual report for the period ended April 30, 2006, on the TS&W Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

On April 30, 2006, the Equity Portfolio's total net assets were $50,414,221, the Fixed Income Portfolio's total net assets were $32,533,761 and the International Equity Portfolio's total net assets were $73,600,302.

Participants in these Portfolios include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate utilize a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the same investment philosophy and decision making process which has been in place at our firm for over three decades. We pursue a conservative approach that emphasizes relative values in the selection of securities. We stress quality securities and a diversified approach in structuring portfolios.

Our decision-making process focuses on fundamental analysis of economic sectors, industries, and companies; and determination of absolute and relative values in the market. We have significantly expanded our capabilities in the last few years through the addition of several experienced analysts to our investment firm. Our long-term goal is to achieve above-average results at below-average levels of risk over a complete economic or market cycle.

TS&W EQUITY PORTFOLIO

The TS&W Equity Portfolio gained 11.35% after fees and expenses in the six-month period ended April 30, 2006. This compares favorably with the 9.64% return for the S&P 500 Composite Index, our benchmark index, over the same period. For the most recent three-month period the Equity Portfolio gained 2.07% net of fees and expenses, while the benchmark index return was up 2.88%. Return opportunities have been good over the past six months as the Natural Resources sector has demonstrated explosive returns linked to very strong price trends of the underlying commodities such as copper and gold. Energy stocks conversely have provided only moderate levels of return over the timeframe even as the price of oil has moved higher, one significant difference being that natural gas prices have trended downward. The rail stocks and industrial stocks have also provided very high returns of late as enthusiasm for global economic expansion has been widespread.

As the economic cycle evolves, finance stocks have begun to act better even as the yield curve has continued to flatten. We are not anticipating dramatic developments in the arena of interest rates, but we do expect a gradual steepening of the curve at slightly higher

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

interest rate levels. A steeper curve would appear more normal and would lead to a healthier environment for many spread-based companies, which explains their relative good returns of late as the market begins to anticipate this evolution. We remain guarded in our optimism for the financial sector relative to opportunities elsewhere and have not overweighted our exposure in finance versus the benchmark.

We expect the U.S. economy to continue to expand over the course of the next year, although the expansion may show some unevenness. Consumer spending should remain healthy while employment growth is strong, and we do not anticipate a downturn in hiring activity. Nonetheless, consumers are facing the double challenge of rising interest rates, which may dampen housing and household equity-linked activity, and fairly high gasoline prices which can gnaw at confidence upon every trip to the filling station. We are watching these offsetting trends carefully and considering their possible impact upon the portfolio. We do anticipate that global economic trends will remain strong and our portfolio does retain an outward, global focus rather than a purely domestic perspective.

In managing the TS&W Equity Portfolio, Thompson, Siegel & Walmsley's seeks to consistently outperform the benchmark S&P 500 Composite Index. Our experienced investment team employs a disciplined, value investment philosophy that emphasizes independent fundamental research and collaborative decision-making. We work to control risk through broad diversification and by investing in stocks priced at a significant discount to fair value. We believe this process can produce good results under a wide variety of market conditions, as it has demonstrated in past years.

TS&W FIXED INCOME PORTFOLIO

The TS&W Fixed Income Portfolio gained 0.74% after fees and expenses in the six-month period ended April 30, 2006. The fund's benchmark, the Lehman Brothers Aggregate Bond Index, returned 0.56% over the same period. For the most recent three-month period the Fixed Income Portfolio declined (0.46)% while the benchmark index return declined (0.83)%. On March 28, 2006, the Federal Reserve raised the Fed Funds rate to 4.75%, marking the 15th consecutive rate hike in this tightening cycle. Long-term rates rose in sympathy as rising energy and commodity prices sparked inflationary fears. The 10-year Treasury yield is 5.05%, up from 4.55% on October 31, 2005.

The TS&W Fixed Income Portfolio's duration at the end of the quarter was 4.2 years with an average maturity of 7.5 years. The duration of the benchmark index was 4.7 years with an average maturity of 7.0 years. At quarter end, 4.4% of the fund's assets were invested in Treasury or agency securities, 54.7% in corporate bonds, 39.9% in mortgage-backed bonds, and 1.0% in cash equivalents. The average credit rating of the Portfolio is AA3.

We believe the Fed tightening cycle is nearing an end as we begin to see the impact of higher interest rates on the economy. The yield curve should remain relatively flat with long-term interest rates being range-bound. The TS&W Fixed Income Portfolio will continue to focus on yield as the main driver of return in the months ahead.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

TS&W INTERNATIONAL EQUITY PORTFOLIO

The TS&W International Equity Portfolio gained 25.81% after all fees and expenses for the six-month period ended April 30, 2006. The Morgan Stanley Capital International EAFE Index ("EAFE"), the Portfolio's benchmark index, returned 22.89% over the same period. The Portfolio returned 8.98% for the most recent three-month period ended April 30, 2006, while EAFE rose 7.99% during that same period.

An alignment of positive forces boosted international stocks during the three and six-month periods ended April 30, 2006. Economic growth is robust in most parts of the world, including Japan, which is showing clear signs of emerging from a long period of listless economic performance. Healthy growth, in turn, is driving strong corporate profit expansion, a key factor in stock performance. The TS&W International Equity Portfolio has been positioned to benefit from strong economic growth, with an emphasis oncyclical materials stocks, particularly metals and mining companies, and industrials. In addition to the beneficial corporate profit trend, the foreign exchange value of the U.S. dollar has declined in recent months, boosting returns for dollar-based investors. In short, conditions over the six months ended April 30, 2006, were nearly ideal for U.S.-based international investors.

Soaring energy and commodity prices, a wobbling dollar and evidence of a pickup in U.S. inflation have fostered recent concerns about the sustainability of economic growth around the globe, causing most stock markets to retreat in the first half of May. Despite modestly higher interest rates in most markets, TS&W continues to believe that the global economic outlook is generally positive. The TS&W International Equity Portfolio is broadly diversified, with investments in 16 countries. Our analysts continue to locate investment opportunities that combine attractive valuation with strong fundamental characteristics. Although we will not be immune from the market's daily gyrations, we believe the portfolio is positioned to deliver good results over the remainder of our fiscal year and beyond.



Respectfully submitted,

/s/Horace P. Whitworth

Horace P. Whitworth, CFA, CPA
Senior Vice President


This   represents  the  managers'   assessment  of  the  Portfolios  and  market
environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

                 TS&W EQUITY TOP TEN HOLDINGS AT APRIL 30, 2006
                         (AS A PERCENTAGE OF NET ASSETS)

1. Nestle ADR (2.71%)                       6. Deere (2.38%)
2. Abbott Laboratories (2.62%)              7. Phelps Dodge (2.38%)
3. Microsoft (2.48%)                        8. Citigroup (2.11%)
4. Norfolk Southern (2.47%)                 9. BJ Services (2.08%)
5. Nokia ADR (2.38%)                       10. Baxter International (2.08%)

          TS&W INTERNATIONAL EQUITY TOP TEN HOLDINGS AT APRIL 30, 2006
                         (AS A PERCENTAGE OF NET ASSETS)

1. Mitsubishi (2.45%)                       6. Euler Hermes (2.03%)
2. Rolls-Royce Group (2.35%)                7. Deutsche Bank (2.02%)
3. Brambles Industries (2.12%)              8. Toyota Motor ADR (1.99%)
4. Sumitomo Heavy Industries (2.08%)        9. AXA (1.98%)
5. ING Groep (2.03%)                       10. Linde (1.96%)

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

LEHMAN BROTHERS AGGREGATE BOND INDEX is a fixed-income market value-weighted index that combines the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes fixed-rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 96.3%
--------------------------------------------------------------------------------

                                                              SHARES       VALUE
                                                             ---------  ----------
CONSUMER DISCRETIONARY -- 8.4%
  Darden Restaurants .....................................    23,200   $   918,720
  DR Horton ..............................................    19,400       582,388
  Home Depot .............................................    24,600       982,278
  Target .................................................    15,700       833,670
  Time Warner ............................................    54,000       939,600
                                                                       -----------
                                                                         4,256,656
                                                                       -----------
CONSUMER STAPLES -- 2.7%
  Nestle ADR .............................................    18,000     1,368,544
                                                                       -----------
ENERGY -- 12.4%
  Anadarko Petroleum .....................................     5,575       584,371
  BJ Services ............................................    27,600     1,050,180
  BP ADR .................................................    13,450       991,534
  ConocoPhillips .........................................    14,300       956,670
  EOG Resources ..........................................     9,200       646,116
  Grant Prideco* .........................................    15,650       801,280
  Patterson-UTI Energy ...................................    21,000       679,560
  Valero Energy ..........................................     8,200       530,868
                                                                       -----------
                                                                         6,240,579
                                                                       -----------
FINANCIALS -- 18.2%
  AON ....................................................    17,400       729,234
  Bank of America ........................................    15,050       751,296
  Citigroup ..............................................    21,266     1,062,237
  E*Trade Financial* .....................................    23,600       587,168
  Goldman Sachs Group ....................................     4,850       777,406
  Merrill Lynch ..........................................     8,875       676,808
  MGIC Investment ........................................    10,400       735,280
  Plum Creek Timber +.....................................    18,600       675,180
  Progressive ............................................     7,000       759,710
  Prudential Financial ...................................    10,650       832,084
  St. Paul Travelers .....................................    16,812       740,232
  Wells Fargo ............................................    12,000       824,280
                                                                       -----------
                                                                         9,150,915
                                                                       -----------

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                              SHARES       VALUE
                                                             ---------  ----------
HEALTH CARE -- 13.1%
  Abbott Laboratories ....................................    30,950   $ 1,322,803
  Baxter International ...................................    27,800     1,048,060
  Cigna ..................................................     4,675       500,225
  Coventry Health Care* ..................................    13,500       670,545
  DaVita* ................................................     8,400       472,584
  Laboratory Corp of America Holdings* ...................    16,300       930,730
  Pfizer .................................................    36,700       929,611
  Shire ADR ..............................................    15,900       753,024
                                                                       -----------
                                                                         6,627,582
                                                                       -----------
INDUSTRIALS -- 14.5%
  AMR* ...................................................    19,000       468,160
  Burlington Northern Santa Fe ...........................    10,350       823,136
  Deere ..................................................    13,650     1,198,197
  General Electric .......................................    28,850       997,921
  L-3 Communications Holdings ............................    12,500     1,021,250
  Manpower ...............................................     8,600       560,290
  Norfolk Southern .......................................    23,100     1,247,400
  Republic Services, Cl A ................................    22,000       968,220
                                                                       -----------
                                                                         7,284,574
                                                                       -----------
INFORMATION TECHNOLOGY -- 15.5%
  Advanced Micro Devices* ................................    23,900       773,165
  BMC Software* ..........................................    44,200       952,068
  Hewlett-Packard ........................................    31,830     1,033,520
  L.M. Ericsson Telephone ADR ............................    28,100       996,707
  McAfee* ................................................    23,200       605,288
  Microsoft ..............................................    51,800     1,250,970
  Nokia ADR ..............................................    53,000     1,200,980
  Seagate Technology .....................................    37,300       990,688
                                                                       -----------
                                                                         7,803,386
                                                                       -----------
MATERIALS -- 7.8%
  Inco ...................................................    15,000       847,050
  Nucor ..................................................     7,925       862,399
  Phelps Dodge ...........................................    13,900     1,198,041
  Praxair ................................................    18,450     1,035,598
                                                                       -----------
                                                                         3,943,088
                                                                       -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES        VALUE
                                                            --------   -----------
UTILITIES -- 3.7%
  Dominion Resources .....................................    12,100   $   905,927
  FirstEnergy ............................................    10,000       507,100
  Sempra Energy ..........................................    10,000       460,200
                                                                       -----------
                                                                         1,873,227
                                                                       -----------
  TOTAL COMMON STOCK
    (Cost $39,112,300)....................................              48,548,551
                                                                       -----------
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.7%
----------------------------------------------------------------------------------
                                                              FACE
                                                             AMOUNT
                                                           ----------
  Morgan Stanley
    4.500%, dated 04/28/06, to be repurchased
    on 05/01/06, repurchase price $1,844,424
    (collateralized by a U.S. Treasury obligation,
    par value $1,842,252, 4.625%, 05/15/06,
    with a total market value of $1,880,631)
    (Cost $1,843,733).....................................$1,843,733     1,843,733
                                                                       -----------
  TOTAL INVESTMENTS -- 100.0%
    (Cost $40,956,033)....................................              50,392,284
                                                                       -----------
----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
----------------------------------------------------------------------------------
  Investment Advisory Fees Payable........................                 (31,017)
  Payable for Fund Shares Redeemed........................                 (16,908)
  Administration Fees Payable.............................                  (9,344)
  Chief Compliance Officer Fees Payable...................                  (3,127)
  Trustees' Fees Payable..................................                  (2,409)
  Other Assets and Liabilities, Net.......................                  84,742
                                                                       -----------
  TOTAL OTHER ASSETS AND LIABILITIES .....................                  21,937
                                                                       -----------
  NET ASSETS -- 100.0%  ..................................             $50,414,221
                                                                       ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                           VALUE
                                                                       -----------
  Paid in Capital.........................................             $37,767,883
  Undistributed net investment income.....................                  36,794
  Accumulated net realized gain on investments............               3,173,293
  Net unrealized appreciation on investments..............               9,436,251
                                                                       -----------
  NET ASSETS .............................................             $50,414,221
                                                                       ===========
INSTITUTIONAL CLASS SHARES:
  Outstanding Shares of beneficial interest
  (unlimited authorization -- no par value)...............               3,589,827
                                                                       ===========
  NET ASSET VALUE, Offering and Redemption
     Price Per Share -- Institutional Class...............                  $14.04
                                                                            ======

  +  REAL ESTATE INVESTMENT TRUST
  *  NON-INCOME PRODUCING SECURITY
ADR  AMERICAN DEPOSITARY RECEIPT
 CL  CLASS







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
At April 30, 2006, sector diversification of the Portfolio was as follows:

                                                         % OF
SECTOR DIVERSIFICATION                                NET ASSETS        VALUE
----------------------                                ----------     -----------

COMMON STOCK
Financials..........................................       18.2%     $ 9,150,915
Information Technology..............................       15.5%       7,803,386
Industrials.........................................       14.5%       7,284,574
Health Care.........................................       13.1%       6,627,582
Energy..............................................       12.4%       6,240,579
Consumer Discretionary..............................        8.4%       4,256,656
Materials...........................................        7.8%       3,943,088
Utilities...........................................        3.7%       1,873,227
Consumer Staples....................................        2.7%       1,368,544
                                                          -----      -----------
TOTAL COMMON STOCK..................................       96.3%      48,548,551
REPURCHASE AGREEMENT................................        3.7%       1,843,733
                                                          -----      -----------
TOTAL INVESTMENTS...................................      100.0%      50,392,284
TOTAL OTHER ASSETS AND LIABILITIES..................        0.0%          21,937
                                                          -----      -----------
NET ASSETS..........................................      100.0%     $50,414,221
                                                          =====      ===========







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
CORPORATE OBLIGATIONS -- 46.9%
--------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT       VALUE
                                                            --------   -----------
CONSUMER DISCRETIONARY -- 4.0%
  Dillards
    7.130%, 08/01/18...................................... $ 300,000   $   288,000
  Home Depot
    5.400%, 03/01/16......................................   320,000       311,673
  Phillips Van-Heusen
    7.250%, 02/15/11......................................   250,000       251,250
  Ryland
    5.375%, 01/15/15......................................   500,000       455,291
                                                                       -----------
                                                                         1,306,214
                                                                       -----------
CONSUMER STAPLES -- 1.9%
  Archer-Daniels-Midland
    5.935%, 10/01/32......................................   495,000       472,473
  Proctor & Gamble
    5.800%, 08/15/34......................................   155,000       149,562
                                                                       -----------
                                                                           622,035
                                                                       -----------
ENERGY -- 3.2%
  Anadarko Finance, Ser B
    7.500%, 05/01/31......................................   400,000       452,333
  Conoco
    6.950%, 04/15/29......................................   335,000       369,337
  Giant Industries
    8.000%, 05/15/14......................................   200,000       205,500
                                                                       -----------
                                                                         1,027,170
                                                                       -----------
FINANCIALS -- 26.7%
  Allstate
    5.950%, 04/01/36......................................   435,000       408,589
  AmeriCredit
    9.250%, 05/01/09......................................   250,000       261,563
  CIT Group
    5.400%, 01/30/16......................................   470,000       447,077
    4.250%, 02/01/10......................................   320,000       306,164
  Countrywide Financial MTN, Ser A
    4.748%, 07/31/06......................................   700,000       700,079
    4.720%, 04/11/07......................................   400,000       400,298



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT        VALUE
                                                           ----------  -----------
FINANCIALS -- CONTINUED
  Credit Suisse First Boston
    6.125%, 11/15/11...................................... $ 500,000   $   510,806
  General Motors Acceptance
    6.875%, 09/15/11......................................   250,000       234,200
  Goldman Sachs Group
    5.265%, 06/28/10......................................   525,000       527,465
  Hartford Life Global Fund MTN
    5.080%, 09/15/09......................................   600,000       601,201
  Kimco Realty MTN +
    4.904%, 02/18/15......................................   220,000       204,514
  Lehman Brothers Holdings MTN
    4.250%, 01/27/10......................................   300,000       286,409
  Markel Capital Trust I, Ser B
    8.710%, 01/01/46......................................   350,000       364,253
  Merrill Lynch MTN, Ser C
    4.930%, 02/05/10......................................   450,000       451,310
  Metlife
    5.000%, 11/24/13......................................   300,000       284,739
  Morgan Stanley
    4.750%, 04/01/14......................................   455,000       420,790
  PNC Funding
    5.750%, 08/01/06......................................   450,000       450,422
  Saxon Capital +
    12.000%, 05/01/14.....................................   250,000       260,000
  SLM MTN, Ser A
    5.000%, 10/01/13......................................   525,000       497,716
  SunTrust Banks
    6.000%, 01/15/28......................................   415,000       420,432
  Washington Mutual
    7.500%, 08/15/06......................................   630,000       633,938
                                                                       -----------
                                                                         8,671,965
                                                                       -----------
HEALTH CARE -- 1.4%
  Community Health Systems
    6.500%, 12/15/12......................................   250,000       243,125
  Wellpoint
    5.850%, 01/15/36......................................   250,000       229,628
                                                                       -----------
                                                                           472,753
                                                                       -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT        VALUE
                                                           ----------  -----------
INDUSTRIAL -- 1.0%
  Imax
    9.625%, 12/01/10...................................... $ 300,000   $   320,250
                                                                       -----------
INFORMATION TECHNOLOGY -- 0.8%
  Xerox Capital Trust I
    8.000%, 02/01/27......................................   250,000       257,500
                                                                       -----------
MATERIALS -- 1.0%
  AK Steel
    7.875%, 02/15/09......................................   241,000       241,000
  Boise Cascade
    7.125%, 10/15/14......................................   100,000        95,000
                                                                       -----------
                                                                           336,000
                                                                        ----------
TELECOMMUNICATION SERVICES -- 6.1%
  Alltel
    6.500%, 11/01/13......................................   450,000       467,017
  Comcast
    5.300%, 01/15/14......................................   375,000       354,787
  Verizon New England
    6.500%, 09/15/11......................................   650,000       659,257
  Verizon Wireless Capital
    5.375%, 12/15/06......................................   500,000       500,253
                                                                       -----------
                                                                         1,981,314
                                                                       -----------
UTILITIES -- 0.8%
  Georgia Power, Ser U
    4.930%, 02/17/09......................................   270,000       270,857
                                                                       -----------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $15,633,691)....................................              15,266,058
                                                                       -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 36.1%
--------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT       VALUE
                                                           ----------  -----------
  Federal Home Loan Mortgage Corporation Gold
    6.500%, 03/01/32...................................... $ 256,298   $   262,422
    6.500%, 12/01/32......................................   348,382       355,157
    6.000%, 12/01/32......................................   108,303       108,202
    6.000%, 07/01/33......................................   338,237       337,921
    6.000%, 11/01/33......................................   773,190       772,086
    6.000%, 10/01/35......................................   842,115       839,885
    4.000%, 01/01/09......................................   398,093       384,737
  Federal National Mortgage Association
    6.000%, 09/01/17......................................   225,783       228,769
    5.500%, 08/01/15......................................   419,614       417,189
    5.500%, 06/25/16......................................   840,000       833,700
    5.500%, 07/01/18......................................   149,635       148,668
    5.500%, 11/01/18......................................   467,997       463,845
    5.500%, 04/01/33......................................   608,171       592,282
    5.500%, 09/01/33...................................... 1,066,821     1,038,949
    5.500%, 02/01/35......................................   595,936       579,693
    5.500%, 10/01/35......................................   715,708       695,318
    5.000%, 07/01/18......................................   318,804       311,024
    5.000%, 09/01/18......................................   573,603       559,606
    5.000%, 12/01/19......................................   397,075       387,110
    5.000%, 05/01/35......................................   489,700       463,315
    5.000%, 07/01/35......................................   466,629       441,487
    4.500%, 05/01/13......................................   375,945       365,050
    4.500%, 12/01/13......................................   247,197       239,522
    4.500%, 01/01/14......................................   441,905       428,059
    4.500%, 05/01/15......................................   155,777       149,602
  Government National Mortgage Association
    6.000%, 11/15/31......................................   326,646       328,073
                                                                       -----------
  TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
      (Cost $12,026,181)..................................              11,731,671
                                                                       -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PREFERRED STOCK -- 7.1%
--------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT       VALUE
                                                           ----------  -----------
FINANCIALS -- 7.1%
  First Industrial Realty Trust, Ser J +.................. $  11,000   $   270,050
  iStar Financial, Ser I +................................    15,000       372,000
  Public Storage, Ser H +.................................    12,000       293,400
  Taubman Centers, Ser G +................................    12,000       306,000
  The Mills, Ser C +......................................    18,500       444,000
  USB Capital IV..........................................    25,000       626,250
                                                                       -----------
  TOTAL PREFERRED STOCK
    (Cost $2,353,240).....................................               2,311,700
                                                                       -----------
----------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS -- 3.8%
----------------------------------------------------------------------------------
  JP Morgan Mortgage Acquisition, Ser 2005-FRE1, Cl A2F2
    5.224%, 10/25/35......................................   420,000       416,957
  LB-UBS Commercial Mortgage Trust , Ser 2004-C2, Cl A2
    3.246%, 03/15/29......................................   325,000       307,590
  LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A2
    3.992%, 10/15/29......................................   530,000       507,891
                                                                       -----------
  TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
    (Cost $1,263,564).....................................               1,232,438
                                                                       -----------
----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.4%
----------------------------------------------------------------------------------
  Federal Home Loan Mortgage Corporation MTN
    5.500%, 08/24/15......................................   340,000       331,831
  Federal National Mortgage Association
    6.000%, 05/15/11......................................   450,000       463,940
                                                                       -----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $807,181).......................................                 795,771
                                                                       -----------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 2.0%
--------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT       VALUE
                                                           ---------   ----------
  United States Treasury Bond
    4.500%, 02/15/16...................................... $ 670,000   $   640,792
                                                                       -----------
  TOTAL U.S. TREASURY OBLIGATION
    (Cost $651,970).......................................                 640,792
                                                                       -----------
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.3%
----------------------------------------------------------------------------------
  Morgan Stanley
    4.500%, dated 04/28/06, to be repurchased
    on 05/01/06, repurchase price $1,069,147
    (collateralized by a U.S. Treasury obligation,
    par value $1,067,887, 4.625%, 05/15/06,
    with a total market value of $1,090,134)
    (Cost $1,068,746)..................................... 1,068,746     1,068,746
                                                                       -----------
  TOTAL INVESTMENTS -- 101.6%
    (Cost $33,804,573)....................................              33,047,176
                                                                       -----------
----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.6) %
----------------------------------------------------------------------------------
  Payable for Investment Securities Purchased.............              (1,309,335)
  Payable for Fund Shares Redeemed........................                 (11,386)
  Administration Fees Payable.............................                  (6,024)
  Investment Advisory Fees Payable........................                  (3,273)
  Income Distribution Payable.............................                  (2,355)
  Chief Compliance Officer Fees Payable...................                  (1,975)
  Trustees' Fees Payable..................................                  (1,548)
  Other Assets and Liabilities, Net.......................                 822,481
                                                                       -----------
  TOTAL OTHER ASSETS AND LIABILITIES......................                (513,415)
                                                                       -----------
  NET ASSETS -- 100.0%  ..................................             $32,533,761
                                                                       ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------

                                                                          VALUE
                                                                       -----------
  Paid in Capital.........................................             $33,500,585
  Undistributed net investment income.....................                  43,841
  Accumulated net realized loss on investments............                (253,268)
  Net unrealized depreciation on investments..............                (757,397)
                                                                       -----------
  NET ASSETS  ............................................             $32,533,761
                                                                       ===========
INSTITUTIONAL CLASS SHARES:
  Outstanding Shares of beneficial interest
  (unlimited authorization -- no par value)...............               3,308,238
                                                                       ===========
  NET ASSET VALUE, Offering and Redemption
    Price Per Share -- Institutional Class................                   $9.83
                                                                             =====

  +  REAL ESTATE INVESTMENT TRUST
 CL  CLASS
MTN  MEDIUM TERM NOTE
SER  SERIES






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W FIXED INCOME
                                                      PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
At April 30, 2006, the diversification of the Portfolio was as follows:

                                                          % OF
PORTFOLIO DIVERSIFICATION                              NET ASSETS      VALUE
-------------------------                              ----------   -----------

CORPORATE OBLIGATIONS
Financials.........................................       26.7%     $ 8,671,965
Telecommunication Services.........................        6.1%       1,981,314
Consumer Discretionary.............................        4.0%       1,306,214
Energy.............................................        3.2%       1,027,170
Consumer Staples...................................        1.9%         622,035
Health Care........................................        1.4%         472,753
Materials..........................................        1.0%         336,000
Industrials........................................        1.0%         320,250
Utilities..........................................        0.8%         270,857
Information Technology.............................        0.8%         257,500
                                                         -----      -----------
TOTAL CORPORATE OBLIGATIONS........................       46.9%      15,266,058
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS........       36.1%      11,731,671
PREFERRED STOCK....................................        7.1%       2,311,700
OTHER MORTGAGE-BACKED OBLIGATIONS..................        3.8%       1,232,438
U.S. GOVERNMENT AGENCY OBLIGATIONS.................        2.4%         795,771
U.S. TREASURY OBLIGATION...........................        2.0%         640,792
REPURCHASE AGREEMENT...............................        3.3%       1,068,746
                                                         -----      -----------
TOTAL INVESTMENTS..................................      101.6%      33,047,176
TOTAL OTHER ASSETS AND LIABILITIES.................       (1.6)%       (513,415)
                                                         -----      -----------
NET ASSETS.........................................      100.0%     $32,533,761
                                                         =====      ===========





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 98.6%
--------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------   -----------
AUSTRALIA -- 2.1%
  Brambles Industries ....................................   184,000   $ 1,558,044
                                                                       -----------
CANADA -- 3.0%
  Inco ...................................................    16,000       903,520
  Petro-Canada* ..........................................    13,300       654,094
  Talisman Energy* .......................................    11,100       626,928
                                                                       -----------
                                                                         2,184,542
                                                                       -----------
FINLAND -- 4.4%
  Fortum .................................................    51,700     1,303,783
  Neste Oil ..............................................    20,350       709,034
  Nokia ADR ..............................................    53,000     1,200,980
                                                                       -----------
                                                                         3,213,797
                                                                       -----------
FRANCE -- 6.7%
  Air France-KLM .........................................    28,000       650,736
  AXA ....................................................    39,800     1,458,403
  BNP Paribas ............................................    14,400     1,358,610
  Euler Hermes ...........................................    12,000     1,490,420
                                                                       -----------
                                                                         4,958,169
                                                                       -----------
GERMANY -- 10.5%
  Adidas-Salomon .........................................     5,000     1,054,014
  Allianz ................................................     8,300     1,387,393
  Continental ............................................    10,000     1,188,734
  Deutsche Bank ..........................................    12,100     1,483,331
  E.ON ADR ...............................................    27,900     1,132,461
  Linde ..................................................    16,100     1,439,097
                                                                       -----------
                                                                         7,685,030
                                                                       -----------
HONG KONG -- 2.8%
  Cathay Pacific Airways .................................   460,000       821,678
  China Mobile Hong Kong .................................   210,000     1,221,489
                                                                       -----------
                                                                         2,043,167
                                                                       -----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------   -----------
ITALY -- 1.0%
  Benetton Group* ........................................    47,000   $   714,588
                                                                       -----------
JAPAN -- 19.9%
  Bank of Fukuoka ........................................   121,000     1,039,413
  Daiwa Securities Group .................................    83,000     1,147,610
  East Japan Railway .....................................       180     1,401,226
  Mitsubishi .............................................    57,800     1,394,387
  Mitsubishi UFJ Financial Group .........................       115     1,802,539
  Nomura Holdings ........................................    50,000     1,127,408
  Sumitomo Heavy Industries ..............................   146,000     1,534,151
  Sumitomo Metal Industries ..............................   285,000     1,197,898
  Suzuki Motor ...........................................    54,700     1,331,576
  Toray Industries .......................................   132,000     1,233,310
  Toyota Motor ADR .......................................    12,500     1,464,125
                                                                       -----------
                                                                        14,673,643
                                                                       -----------
MEXICO -- 1.5%
  Grupo Mexico ...........................................   307,000     1,073,545
                                                                       -----------
NETHERLANDS -- 5.4%
  ING Groep ..............................................    36,856     1,497,694
  Koninklijke Philips Electronics ........................    39,400     1,357,388
  TNT ....................................................    31,100     1,118,060
                                                                       -----------
                                                                         3,973,142
                                                                       -----------
RUSSIA -- 1.6%
  OAO Gazprom ADR* .......................................    26,500     1,203,100
                                                                       -----------
SINGAPORE -- 1.1%
  Keppel* ................................................    82,000       793,247
                                                                       -----------
SOUTH KOREA -- 1.9%
  LG Telecom* ............................................   124,000     1,393,554
                                                                       -----------
SWEDEN -- 8.7%
  Assa Abloy, Cl B .......................................    39,021       752,863
  Boliden ................................................    46,000       931,111
  Brostrom, Cl B* ........................................    35,000       762,950


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                            --------   -----------

SWEDEN -- CONTINUED
  L.M. Ericsson Telephone ADR ............................    19,100   $   677,477
  Nordea Bank ............................................   110,000     1,411,154
  Saab, Cl B .............................................    43,752     1,128,484
  Ssab Svenskt Stal, Cl B ................................    14,000       760,107
                                                                       -----------
                                                                         6,424,146
                                                                       -----------
SWITZERLAND -- 6.7%
  Baloise Holding* .......................................    14,900     1,134,496
  Credit Suisse Group ....................................    10,600       663,912
  Logitech International* ................................    15,500       640,150
  Nestle SA ..............................................     4,550     1,383,749
  Novartis ...............................................    19,700     1,126,959
                                                                       -----------
                                                                         4,949,266
                                                                       -----------
TAIWAN -- 1.5%
  Taiwan Semiconductor Manufacturing ADR .................   106,000     1,110,880
                                                                       -----------
THAILAND -- 0.9%
  Bangkok Bank* ..........................................   227,000       682,752
                                                                       -----------
UNITED KINGDOM -- 18.1%
  Anglo American .........................................    28,000     1,188,382
  Aviva ..................................................    84,747     1,233,866
  Barclays ...............................................    86,537     1,077,466
  Berkeley Group Holdings* ...............................    52,400     1,096,270
  BP ADR .................................................    18,100     1,334,332
  HSBC Holdings (HKD) ....................................    65,715     1,120,443
  Persimmon ..............................................    57,000     1,357,241
  Rio Tinto ..............................................    21,274     1,166,250
  Rolls-Royce Group* .....................................   200,000     1,732,223
  Scottish & Southern Energy .............................    46,100       942,680
  Shire ..................................................    68,500     1,064,554
                                                                       -----------
                                                                        13,313,707
                                                                       -----------
UNITED STATES -- 0.8%
  Schlumberger ...........................................     8,404       581,053
                                                                       -----------
  TOTAL COMMON STOCK
    (Cost $50,480,449)....................................              72,529,372
                                                                       -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.9%
--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT        VALUE
                                                         ------------  -----------
  Morgan Stanley
    4.500%, dated 04/28/06, to be repurchased
    on 05/01/06, repurchase price $681,002
    (collateralized by a U.S. Treasury obligation,
    par value $680,200, 4.625%, 05/15/06,
    with a total market value of $694,371)
    (Cost $680,747).......................................  $680,747   $   680,747
                                                                       -----------
  TOTAL INVESTMENTS -- 99.5%
    (Cost $51,161,196)....................................              73,210,119
                                                                       -----------
----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.5%
----------------------------------------------------------------------------------
  Payable for Fund Shares Redeemed........................                 (64,076)
  Investment Advisory Fees Payable........................                 (59,300)
  Administration Fees Payable.............................                 (13,399)
  Chief Compliance Officer Fees Payable...................                  (4,102)
  Trustees' Fees Payable..................................                  (3,264)
  Other Assets and Liabilities, Net.......................                 534,324
                                                                       -----------
  TOTAL OTHER ASSETS AND LIABILITIES......................                 390,183
                                                                       -----------
  NET ASSETS -- 100.0%  ..................................             $73,600,302
                                                                       ===========
----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
  Paid in Capital.........................................             $47,919,715
  Undistributed net investment income.....................                 236,301
  Accumulated net realized gain on investments............               3,388,392
  Net unrealized appreciation on investments..............              22,048,923
  Net unrealized appreciation on foreign currencies and
    translation of other assets and liabilities
    denominated in foreign currencies ....................                   6,971
                                                                       -----------
  NET ASSETS..............................................             $73,600,302
                                                                       ===========
  INSTITUTIONAL CLASS SHARES:
  Outstanding Shares of beneficial interest
    (unlimited authorization -- no par value).............               3,965,006
                                                                       ===========
  NET ASSET VALUE, Offering and Redemption
    Price Per Share -- Institutional Class................                  $18.56
                                                                            ======

  *  NON-INCOME PRODUCING SECURITY
ADR  AMERICAN DEPOSITARY RECEIPT
 CL  CLASS
HKD  HONG KONG DOLLAR


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
At April 30, 2006, sector diversification of the Portfolio was as follows:

                                                         % OF
SECTOR DIVERSIFICATION                                NET ASSETS       VALUE
----------------------                                ----------    -----------

COMMON STOCK
Financials.........................................       28.7%     $21,116,910
Industrial.........................................       18.5       13,648,049
Materials..........................................       13.5        9,893,220
Consumer Discretionary.............................       13.0        9,563,936
Energy.............................................        6.9        5,108,541
Information Technology.............................        4.9        3,629,487
Utilities..........................................        4.6        3,378,924
Telecommunication Services.........................        3.6        2,615,043
Health Care........................................        3.0        2,191,513
Consumer Staples...................................        1.9        1,383,749
                                                         -----      -----------
TOTAL COMMON STOCK.................................       98.6       72,529,372
REPURCHASE AGREEMENT...............................        0.9          680,747
                                                         -----      -----------
TOTAL INVESTMENTS..................................       99.5       73,210,119
TOTAL OTHER ASSETS AND LIABILITIES.................        0.5          390,183
                                                         -----      -----------
NET ASSETS                                               100.0%     $73,600,302
                                                         =====      ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       TS&W PORTFOLIOS FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                               FIXED   INTERNATIONAL
                                                  EQUITY      INCOME      EQUITY
                                                 PORTFOLIO   PORTFOLIO   PORTFOLIO
                                               ----------    --------- -------------
INVESTMENT INCOME
Dividends..................................    $  494,153    $  55,384  $   796,377
Interest...................................        28,579      778,062       37,737
Less: Foreign Taxes Withheld...............       (10,715)          --      (84,897)
                                               ----------    ---------  -----------
   TOTAL INCOME............................       512,017      833,446      749,217
                                               ----------    ---------  -----------
EXPENSES
Investment Advisory Fees...................       181,346       70,189      330,867
Administration Fees........................        57,626       37,178       78,757
Trustees' Fees.............................         2,210        1,424        2,987
Chief Compliance Officer Fees..............         1,714          855        2,364
Transfer Agent Fees........................        23,756       20,060       27,219
Legal Fees.................................         9,175        5,914       12,508
Audit Fees.................................         8,731        8,684        8,772
Filing and Registration Fees...............         8,440        8,234        8,975
Printing Fees..............................         6,713        4,430        8,956
Shareholder Servicing Fees.................         3,673        2,484        5,386
Custodian Fees.............................         2,162        1,436       22,544
Other Expenses.............................         1,312        6,246        4,656
                                               ----------    ---------  -----------
   TOTAL EXPENSES..........................       306,858      167,134      513,991
Less:
Waiver of Investment Advisory Fees.........            --      (17,788)          --
Fees Paid Indirectly -- Note 4.............        (1,091)        (646)      (1,457)
                                               ----------    ---------  -----------
   NET EXPENSES............................       305,767      148,700      512,534
                                               ----------    ---------  -----------
NET INVESTMENT INCOME......................       206,250      684,746      236,683
                                               ----------    ---------  -----------
NET REALIZED GAIN (LOSS) ON:
   Investments.............................     3,195,915     (237,984)   7,562,813
   Foreign Currency Transactions...........            --           --     (200,216)
                                               ----------    ---------  -----------

NET REALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS.......     3,195,915     (237,984)   7,362,597
                                               ----------    ---------  -----------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION) ON:
Investments................................     1,800,137     (212,038)   7,765,659
Foreign Currency Transactions..............            --           --        7,332
                                               ----------    ---------  -----------

NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)..........................     1,800,137     (212,038)   7,772,991
                                               ----------    ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY.....     4,996,052     (450,022)  15,135,588
                                               ----------    ---------  -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS...............    $5,202,302    $ 234,724  $15,372,271
                                               ==========    =========  ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       SIX MONTHS
                                                                          ENDED
                                                                        APRIL 30,   YEAR ENDED
                                                                          2006      OCTOBER 31,
                                                                       (UNAUDITED)     2005
                                                                       ------------ -----------
OPERATIONS:
   Net Investment Income.............................................  $   206,250  $   428,001
   Net Realized Gain on Investments .................................    3,195,915    5,099,086
   Net Change in Unrealized Appreciation
     on Investments .................................................    1,800,137       33,473
                                                                       -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ................................................    5,202,302    5,560,560
                                                                       -----------  -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income.............................................     (170,379)    (485,475)
   Net Realized Gain.................................................   (1,873,653)          --
                                                                       -----------  -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.................................   (2,044,032)    (485,475)
                                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued............................................................    2,171,136    2,725,950
   In Lieu of Cash Distributions.....................................    2,018,259      465,536
   Redeemed..........................................................   (3,280,478)  (9,054,931)
                                                                       -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS......................................      908,917   (5,863,445)
                                                                       -----------  -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...........................    4,067,187     (788,360)
                                                                       -----------  -----------
NET ASSETS:
   Beginning of Period...............................................   46,347,034   47,135,394
                                                                       -----------  -----------
   End of Period (including undistributed net investment income of $36,794 and $0, respectively)................................  $50,414,221  $46,347,034
                                                                       ===========  ===========

SHARE TRANSACTIONS:
   Issued............................................................      159,221      216,485
   In Lieu of Cash Distributions.....................................      151,895       36,877
   Redeemed..........................................................     (241,852)    (719,590)
                                                                       -----------  -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS..............................................       69,294     (466,228)
                                                                       ===========  ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       SIX MONTHS
                                                                          ENDED
                                                                        APRIL 30,   YEAR ENDED
                                                                          2006      OCTOBER 31,
                                                                       (UNAUDITED)     2005
                                                                       -----------  -----------
OPERATIONS:
   Net Investment Income.............................................  $   684,746  $ 1,021,814
   Net Realized Gain (Loss) on Investments ..........................     (237,984)      44,549
   Net Change in Unrealized Depreciation on Investments .............     (212,038)    (893,521)
                                                                       -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ................................................      234,724      172,842
                                                                       -----------  -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income.............................................     (645,318)  (1,077,687)
   Net Realized Gain.................................................           --     (438,443)
                                                                       -----------  -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS.................................     (645,318)  (1,516,130)
                                                                       -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued............................................................    3,013,384    3,300,680
   In Lieu of Cash Distributions.....................................      629,719    1,479,829
   Redeemed..........................................................     (818,878)  (3,181,422)
                                                                       -----------  -----------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .....................................    2,824,225    1,599,087
                                                                       -----------  -----------
     TOTAL INCREASE IN NET ASSETS....................................    2,413,631      255,799
                                                                       -----------  -----------
NET ASSETS:
   Beginning of Period...............................................   30,120,130   29,864,331
                                                                       -----------  -----------
   End of Period (including undistributed (distributions in
     excess of) net investment income of $43,841 and $(328),
     respectively) ..................................................  $32,533,761  $30,120,130
                                                                       ===========  ===========
SHARE TRANSACTIONS:
   Issued............................................................      303,271      324,728
   In Lieu of Cash Distributions.....................................       63,408      145,337
   Redeemed..........................................................      (82,376)    (312,753)
                                                                       -----------  -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .............................................      284,303      157,312
                                                                       ===========  ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       SIX MONTHS
                                                                          ENDED
                                                                        APRIL 30,    YEAR ENDED
                                                                          2006       OCTOBER 31,
                                                                       (UNAUDITED)      2005
                                                                       -----------  -----------
OPERATIONS:
   Net Investment Income ............................................  $   236,683 $    448,343
   Net Realized Gain on Investments and
     Foreign Currency Transactions...................................    7,362,597      817,032
   Net Change in Unrealized Appreciationon
     Investments and Foreign Currency Transactions...................    7,772,991    7,571,468
                                                                       ----------- ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ......................................   15,372,271    8,836,843
                                                                       ----------- ------------
DIVIDENDS:
   Net Investment Income.............................................     (339,851)    (380,660)
                                                                       ----------- ------------
CAPITAL SHARE TRANSACTIONS:
   Issued............................................................    2,847,863    3,588,324
   In Lieu of Cash Distributions.....................................      334,401      372,268
   Redemption Fees-- Note 2..........................................           --        4,171
   Redeemed..........................................................   (4,121,393) (11,343,604)
                                                                       ----------- ------------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS......................................     (939,129)  (7,378,841)
                                                                       ----------- ------------
     TOTAL INCREASE IN NET ASSETS....................................   14,093,291    1,077,342
                                                                       ----------- ------------
NET ASSETS:
   Beginning of Period...............................................   59,507,011   58,429,669
                                                                       ----------- ------------
   End of Period (including undistributed net investment
     income of $236,301 and $339,469, respectively)..................  $73,600,302 $ 59,507,011
                                                                       =========== ============
SHARE TRANSACTIONS:
   Issued............................................................      171,938      254,643
   In Lieu of Cash Distributions.....................................       20,757       26,126
   Redeemed..........................................................     (241,589)    (803,407)
                                                                       ----------- ------------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS..............................................      (48,894)    (522,638)
                                                                       =========== ============






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        SELECTED PER SHARE DATA & RATIOS
                                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                    SIX MONTHS
                                       ENDED
                                      APRIL 30,                      YEARS ENDED OCTOBER 31,
                                       2006         ----------------------------------------------------
                                    (UNAUDITED)      2005         2004       2003      2002(1)     2001
                                    -----------     -------     -------    -------    --------   -------
Net Asset Value,
   Beginning of Period.............   $ 13.16       $ 11.82     $ 10.40    $  8.63    $ 11.05    $ 13.99
                                      -------       -------     -------    -------    -------    -------
Income from Operations
   Net Investment Income...........      0.06(2)       0.12(2)(3)  0.10(2)    0.08       0.07       0.08
   Net Realized and
     Unrealized Gain (Loss) .......      1.40(2)       1.35(2)     1.41(2)    1.77      (2.17)     (1.16)
                                      -------       -------     -------    -------    -------    -------
Total from Operations..............      1.46          1.47        1.51       1.85      (2.10)     (1.08)
                                      -------       -------     -------    -------    -------    -------
Dividends and Distributions:
   Net Investment Income...........     (0.05)        (0.13)      (0.09)     (0.08)     (0.07)     (0.11)
   Net Realized Gain...............     (0.53)           --          --         --      (0.25)     (1.75)
                                      -------       -------     -------    -------    -------    -------
     Total Dividends and
       Distributions...............     (0.58)        (0.13)      (0.09)     (0.08)     (0.32)     (1.86)
                                      -------       -------     -------    -------    -------    -------
Net Asset Value, End of Period.....   $ 14.04       $ 13.16     $ 11.82    $ 10.40    $  8.63    $ 11.05
                                      =======       =======     =======    =======    =======    =======
TOTAL RETURN+......................     11.35%*       12.49%      14.60%     21.49%    (19.68)%    (8.79)%
                                      =======       =======     =======    =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands).....................   $50,414       $46,347     $47,135    $43,637    $43,736    $57,890
Ratio of Expenses to
   Average Net Assets..............      1.26%**(4)    1.33%(4)    1.22%      1.24%      1.22%      1.19%
Ratio of Net Investment Income
   to Average Net Assets...........      0.85%**       0.91%(3)    0.85%      0.84%      0.62%      0.63%
Portfolio Turnover Rate............        20%           54%         31%        50%        33%        42%

  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  *  NOT ANNUALIZED.
 **  ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W EQUITY PORTFOLIO.
(2)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
(3) NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.03 AND 0.28%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT CORP. IN NOVEMBER 2004.
(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN EQUAL TO THE RATIO PRESENTED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        SELECTED PER SHARE DATA & RATIOS
                                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                    SIX MONTHS
                                       ENDED
                                      APRIL 30,                      YEARS ENDED OCTOBER 31,
                                       2006         ----------------------------------------------------
                                    (UNAUDITED)      2005         2004       2003      2002(1)     2001
                                    -----------     -------     -------    -------    --------   -------
Net Asset Value,
   Beginning of Period.............   $  9.96       $ 10.42     $ 10.63    $ 10.81    $ 10.81    $ 10.09
                                      -------       -------     -------    -------    -------    -------
Income from Operations
   Net Investment Income...........      0.22(2)       0.35(2)     0.34(2)    0.38       0.47       0.58
   Net Realized and Unrealized
     Gain (Loss)...................     (0.15)(2)     (0.29)(2)    0.14(2)    0.04       0.01+      0.72
                                      -------       -------     -------    -------    -------    -------
Total from Operations..............      0.07          0.06        0.48       0.42       0.48       1.30
                                      -------       -------     -------    -------    -------    -------
Dividends and Distributions:
   Net Investment Income...........     (0.20)        (0.37)      (0.34)     (0.38)     (0.48)     (0.58)
   Net Realized Gain...............        --         (0.15)      (0.35)     (0.22)        --         --
                                      -------       -------     -------    -------    -------    -------
     Total Dividends and
       Distributions...............     (0.20)        (0.52)      (0.69)     (0.60)     (0.48)     (0.58)
                                      -------       -------     -------    -------    -------    -------
Net Asset Value, End of Period.....   $  9.83       $  9.96     $ 10.42    $ 10.63    $ 10.81    $ 10.81
                                      =======       =======     =======    =======    =======    =======
TOTAL RETURN++.....................      0.74%**       0.55%       4.77%      3.94%      4.66%     13.21%
                                      =======       =======     =======    =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands).....................   $32,534       $30,120     $29,864    $31,776    $38,212    $46,197
Ratio of Expenses to
   Average Net Assets..............      0.95%***(3)   1.13%(3)    0.98%      0.98%      1.03%      0.88%
Ratio of Expenses to Average Net
   Assets (Excluding Waivers) .....      1.07%***(3)   1.13%(3)    0.98%      0.98%      1.03%      0.88%
Ratio of Net Investment Income
   to Average Net Assets...........      4.39%***      3.42%       3.27%      3.36%      4.49%*     5.56%
Portfolio Turnover Rate............        53%           82%         89%        88%        42%        36%

  + THE AMOUNTS SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DO NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THOSE PERIODS BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  * THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES HAD NO PER SHARE EFFECT. THE PORTFOLIO'S RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.45% WITH THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES FOR THE YEAR ENDED OCTOBER 31, 2002. RATIOS FOR PRIOR PERIODS HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
 **  NOT ANNUALIZED.
***  ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W FIXED INCOME PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W FIXED INCOME PORTFOLIO.
(2)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN EQUAL TO THE RATIO PRESENTED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        SELECTED PER SHARE DATA & RATIOS
                                                            FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                    SIX MONTHS
                                       ENDED
                                      APRIL 30,                      YEARS ENDED OCTOBER 31,
                                       2006         ----------------------------------------------------
                                    (UNAUDITED)      2005         2004       2003      2002(1)     2001
                                    -----------     -------     -------    -------    --------   -------
Net Asset Value,
   Beginning of Period.............   $ 14.83       $ 12.88     $ 11.66    $  9.29    $ 10.68    $ 19.80
                                      -------       -------     -------    -------    -------    -------
Income from Operations
   Net Investment Income...........      0.06(2)       0.11(2)     0.09(2)    0.08       0.04       0.05
   Net Realized and Unrealized
     Gain (Loss)...................      3.75(2)       1.92(2)     1.21(2)    2.31      (1.40)     (4.72)
                                      -------       -------     -------    -------    -------    -------
Total from Operations..............      3.81          2.03        1.30       2.39      (1.36)     (4.67)
                                      -------       -------     -------    -------    -------    -------
Redemption Fees....................        --            --+         --+        --+        --+      0.01
                                      -------       -------     -------    -------    -------    -------
Dividends and Distributions:
   Net Investment Income...........     (0.08)        (0.08)      (0.08)     (0.02)     (0.03)     (0.04)
   Net Realized Gain...............        --            --          --         --         --      (4.42)
                                      -------       -------     -------    -------    -------    -------
     Total Dividends and
       Distributions...............     (0.08)        (0.08)      (0.08)     (0.02)     (0.03)     (4.46)
                                      -------       -------     -------    -------    -------    -------
Net Asset Value, End of Period ....   $ 18.56      $  14.83    $  12.88   $  11.66  $    9.29   $  10.68
                                      =======       =======     =======    =======    =======    =======
TOTAL RETURN++.....................     25.81%*       15.82%      11.21%     25.78%    (12.78)%   (29.81)%
                                      =======       =======     =======    =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
  (Thousands)......................   $73,600       $59,507     $58,430    $66,264    $63,655    $80,171
Ratio of Expenses to
  Average Net Assets...............      1.55%**(3)    1.63%(3)    1.51%      1.51%      1.45%      1.43%
Ratio of Net Investment Income
  to Average Net Assets............      0.72%**       0.76%       0.74%      0.87%      0.33%      0.35%
Portfolio Turnover Rate............        45%           22%         20%        12%        22%        26%


  +  AMOUNT WAS LESS THAN $0.01 PER SHARE.
 ++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
  *  NOT ANNUALIZED.
 **  ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO.
(2)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN EQUAL TO THE RATIO PRESENTED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed bythe Portfolios.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining





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     maturities  of sixty  days or less may be valued at their  amortized  cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolios are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolios seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolios' Board of Trustees (the "Board"). The Portfolios' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities in the International Equity Portfolio that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the International Equity Portfolio calculates net asset value, it may request that a Committee Meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the






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     International  Equity  Portfolio  calculates  net  asset  value.  If  price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser for the International Equity Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee Meeting should be called based on the information provided.

     The TS&W International Equity Portfolio use FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolios value their non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser to the Portfolios believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's administrator and requests that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.



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     FOREIGN  CURRENCY  TRANSLATION  --  The  books  and  records  of  the  TS&W
     International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from
     forward  foreign  currency  exchange  contracts,   disposition  of  foreign
     currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of theinvestment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The TS&W International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At April 30, 2006, there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.




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     DIVIDENDS AND  DISTRIBUTIONS  TO SHAREHOLDERS -- The TS&W Equity  Portfolio
     distributes substantially all of its net investment income, if any, quarterly. The TS&W Fixed Income Portfolio declares all of its net investment income, if any, daily and distributes it monthly. The TS&W International Equity Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2006, there were no redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  DISTRIBUTION  AND  TRANSFER  AGENT
AGREEMENTS:

The Portfolios and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the six months ended April 30, 2006, the Administrator was paid 0.24% on the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial rep-



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--------------------------------------------------------------------------------
resentative multiplied by the account fee charged by the Portfolios' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Thompson, Siegal & Walmsey, Inc. (the "Adviser").

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

The Portfolios earned cash management credits which are used to offset transfer agent expenses. During the period, TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Portfolio earned credits of $1,091, $646, and $1,457, respectively, which were used to offset transfer agent expenses.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser, an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

     TS&W PORTFOLIOS                                              RATE
     ---------------                                             ------
     Equity............................................           0.75%
     Fixed Income......................................           0.45%
     International Equity..............................           1.00%

For each Portfolio, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios total annual operating expenses from exceeding 1.50%, 0.75%, and 1.75% of the average daily net assets of TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Equity Portfolio, respectively. Prior to March 1, 2006, the Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the total annual operating expenses from exceeding 1.25% of the average daily net assets of TS&W Fixed Income Portfolio

Union Bank of California, N.A. acts as Custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2006, the purchases and sales and maturities of investment securities other than long-term U.S. Government and short-termsecurities were:




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                                                                      SALES AND
TS&W PORTFOLIOS                                        PURCHASES     MATURITIES
---------------                                       -----------    -----------
Equity............................................... $ 9,252,607    $11,305,956
Fixed Income.........................................  10,670,011      7,649,511
International Equity.................................  29,264,121     30,186,985

Purchases and sales and maturities of long-term U.S. Government securities were $6,450,492 and $6,145,755, respectively for the TS&W Fixed Income Portfolio. There were no purchases or sales and maturities of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may dif-fer from accounting principles generally accepted in the United States of America.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book and tax differences relating to distributions received from REITs resulted in a reclassification of $923 and $4,741 to undistributed net investment income (loss) and a reclassification of $(923) and $(4,841) to accumulated net realized gain (loss) for the TS&W Equity Portfolio and TS&W Fixed Income Portfolio, respectively. These reclassifications had no impact on the net assets or net asset value of each Portfolio.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                          ORDINARY      LONG-TERM
TS&W PORTFOLIOS                            INCOME     CAPITAL GAIN      TOTAL
----------------                         ----------   ------------   ----------
Equity
     2005..............................  $  453,968     $  31,507    $  485,475
     2004..............................     382,077            --       382,077

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                                          ORDINARY      LONG-TERM
TS&W PORTFOLIOS                            INCOME     CAPITAL GAIN      TOTAL
----------------                         ----------   ------------   ----------
Fixed Income
     2005..............................   1,077,979       438,151     1,516,130
     2004..............................   1,164,660       925,133     2,089,793
International Equity
     2005..............................     380,660            --       380,660
     2004..............................     453,743            --       453,743

As of October 31, 2005, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                                   TS&W PORTFOLIOS
                                        ---------------------------------------
                                                                  INTERNATIONAL
                                           EQUITY   FIXED INCOME     EQUITY
                                           ------   ------------  ------------
Undistributed Ordinary Income.........  $1,873,455    $  87,317   $   339,466
Capital Loss Carryforwards............          --      (10,544)   (3,974,202)
Unrealized Appreciation...............   7,614,613     (545,359)   14,282,903
Other Temporary Differences...........          --      (87,644)           --
                                        ----------    ----------  ------------
Total Distributable Earnings/
  (Accumulated Losses)................  $9,488,068    $(556,230)  $10,648,167
                                        ==========    ==========  ============

For Federal income tax purposes, capital carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                                  TOTAL CAPITAL
                                                                      LOSS
                                       EXPIRES       EXPIRES      CARRYFORWARD
TS&W PORTFOLIOS                         2013          2012          10/31/05
---------------                        -------     ----------     -------------
Fixed Income...................        $10,544     $       --       $   10,544
International Equity...........             --      3,974,202        3,974,202

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolios at April 30, 2006, were as follows:

                                    AGGREGATE GROSS AGGREGATE GROSS  NET UNREALIZED
                          FEDERAL      UNREALIZED      UNREALIZED     APPRECIATION/
TS&W PORTFOLIOS          TAX COST     APPRECIATION    DEPRECIATION   (DEPRECIATION)
---------------         -----------   ------------    ------------   --------------
Equity................. $40,956,033   $ 9,893,750      $(457,499)     $ 9,436,251
Fixed Income...........  33,804,573        41,738       (799,135)        (757,397)
International Equity...  51,161,196    22,178,585       (129,662)      22,048,923


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8. CONCENTRATION OF RISK:

At April 30, 2006, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

When the TS&W International Equity Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the TS&W International Equity Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining informa-tion about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At April 30, 2006, the percentage of total shares outstanding held by sharehold-ers for each Portfolio, which comprised of an omnibus account that was held on behalf of several individual shareholders was as follows:

                                                           NO. OF          %
TS&W PORTFOLIOS                                         SHAREHOLDERS   OWNERSHIP
--------------------                                    ------------   ---------
Equity..................................................      1            24%
Fixed Income............................................      1            33%
International Equity....................................      1            26%

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.




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--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.



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--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                    BEGINNING      ENDING              EXPENSES
                                     ACCOUNT      ACCOUNT  ANNUALIZED    PAID
                                      VALUE        VALUE     EXPENSE    DURING
                                     11/1/05      4/30/06    RATIOS     PERIOD*
--------------------------------------------------------------------------------
TS&W EQUITY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                $1,000.00    $1,113.50     1.26%     $6.60

HYPOTHETICAL 5% RETURN
Institutional Shares                 1,000.00     1,018.55     1.26       6.31
--------------------------------------------------------------------------------
TS&W FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                $1,000.00    $1,007.40     0.95%     $4.73

HYPOTHETICAL 5% RETURN
Institutional Shares                 1,000.00     1,020.08     0.95       4.76
--------------------------------------------------------------------------------
TS&W INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                $1,000.00    $1,258.10     1.55%     $8.68

HYPOTHETICAL 5% RETURN
Institutional Shares                 1,000.00     1,017.11     1.55       7.75
--------------------------------------------------------------------------------


*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before the November 2005 meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Funds and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (d) the extent to which economies of scale would be realized as each Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------
Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board also compared the Funds' performance to benchmark indices and other similar mutual funds over various periods of time and concluded that, with respect to the TS&W Equity Portfolio, the Fund's performance was better than the Fund's peer group, and, with respect to the TS&W Fixed Income and International Equity Portfolios, the Funds' performance was not substantially below the Funds' peer groups and did not necessitate any significant additional review.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Funds was equal to or lower than the average advisory fee paid by comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

                                      NOTES

                                 TS&W PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-4TSW-FUN

                                    ADVISER:
                        Thompson, Siegel & Walmsley, Inc.
                              5000 Monument Avenue
                             Richmond, VA 23230-0883

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004






    This information must be preceded or accompanied by a current prospectus for the Portfolios described.



TSW-SA-001-0400

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.